Cash Flow Reconciliations - Reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows
Additions cash flows	$ 673,823	$ 82,352
Cash flows	673,823	82,352
Non-cash items
Additions non-cash	17,080	978
Transfer under "Other non-current assets"	(1,650)
Depreciation expense	(153,193)	(137,187)
Non-cash	(137,763)	(136,209)
Total
Balance, at the beginning of the year	4,153,550	4,207,407
Additions (Note 6)	690,903	83,330
Transfer under "Other non-current assets"	(1,650)
Depreciation expense (Note 6)	(153,193)	(137,187)
Balance, at the end of the year	$ 4,689,610	$ 4,153,550